INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	$ 10,354	$ 7,850
Taxable temporary differences	(6,188)	(5,744)
Net deferred tax assets	4,166	2,106	$ 2,370
Deferred tax asset	4,252	2,223
Deferred tax liability	(86)	(117)
Deferred tax asset liability	4,166	2,106
Current tax [Abstract]
Current year	3,876	1,850	836
Change in estimates related to prior year	80	201	(21)
Total current tax	3,956	2,051	815
Deferred tax [abstract]
Origination and reversal of temporary differences	(2,062)	1,923	8,427
Changes in tax rates	24	270	(124)
Recognition of previously unrecognised tax losses		(1,907)	(702)
Recognition of previously unrecognised net deductible temporary differences		(22)	(29)
Total deferred tax expense (benefit)	(2,038)	264	7,630
Total	1,918	2,315	8,445
Income tax expense [Abstract]
Income tax expense from continuing operations	1,918	2,315	3,615
Income tax expense from discontinued operations	0	0	4,830
Total	1,918	2,315	8,445
Deferred tax expense from non-recurring benefit related to change in revenue and related costs recognition under IFRS15 - Revenue from contracts with customers		600
Cancellation of legacy ESOP plan		0	3,104
Movement in deferred tax assets / (liability) [Abstract]
Opening deferred tax assets	2,106	2,370
Deferred tax benefits / (expense)	2,038	(264)	(7,630)
Foreign exchange and other rate differences	22	0
Net deferred tax assets	4,166	2,106	$ 2,370
Provisions and Write-offs Against Accounts Receivable [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	30	85
Unpaid Accrued Expenses / Compensation [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	3,413	687
Net Operating Losses [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	834	1,629
Property and Equipment [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	385	348
Taxable temporary differences	(133)	(105)
Right of Use Assets [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	5,692	5,101
Taxable temporary differences	(5,097)	(4,661)
Intangible Assets [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Taxable temporary differences	$ (958)	$ (978)